Accrued Expenses and Other Liabilities - Schedule of Accrued Expenses and Other Liabilities (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Schedule of Accrued Expenses and Other Liabilities [Abstract]
Accrued expenses	$ 403,445	$ 151,392
Deferred revenue	30,153	27,568
Other payables	4,261	7,173
Accrued expenses and other liabilities	437,859	186,133
Less: non-current portion		3,773
Total	$ 437,859	$ 182,360